ORGANIZATION AND PRINCIPAL ACTIVITIES (Details2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
BALANCE SHEET
Cash and cash equivalents	$ 97,171,000	$ 32,684,000	$ 23,228,000	$ 20,107,000
Accounts receivable, net	72,680,000	39,409,000
Prepaid expenses and other current assets	23,691,000	17,326,000
Total current assets	252,225,000	121,943,000
Distribution rights	6,546,000	6,554,000
Production costs	168,475,000	142,245,000
Property and equipment, net	75,716,000	63,679,000
Total assets	596,078,000	420,086,000
Total current liabilities	334,234,000	178,173,000
Total liabilities	376,367,000	217,230,000
STATEMENT OF OPERATIONS
Net revenues	254,086,000	149,336,000	142,283,000
Net income	5,841,000	4,524,000	(1,568,000)
STATEMENT OF CASH FLOWS
Net cash provided by operating activities	(3,051,000)	(21,555,000)	(9,465,000)
Net cash used in investing activities	(58,543,000)	(61,321,000)	(12,180,000)
Net cash provided by financing activities	126,237,000	93,002,000	24,994,000
Recourse creditors (or beneficial interest holders)	0
PRC
STATEMENT OF CASH FLOWS
Number of affiliated consolidated entities that operate business in PRC	3
VIEs and their subsidiaries
BALANCE SHEET
Cash and cash equivalents	94,011,000	27,092,000
Accounts receivable, net	71,503,000	36,318,000
Prepaid expenses and other current assets	19,782,000	12,147,000
Total current assets	243,571,000	108,070,000
Distribution rights	2,885,000	2,570,000
Production costs	120,388,000	92,283,000
Property and equipment, net	75,162,000	63,646,000
Total non-current assets	243,334,000	195,821,000
Total assets	486,905,000	303,891,000
Total current liabilities	253,987,000	147,508,000
Total non-current liabilities	41,933,000	18,572,000
Total liabilities	295,920,000	166,080,000
STATEMENT OF OPERATIONS
Net revenues	248,811,000	141,890,000	132,455,000
Net income	24,615,000	13,388,000	5,358,000
STATEMENT OF CASH FLOWS
Net cash provided by operating activities	30,611,000	13,432,000	17,748,000
Net cash used in investing activities	(56,033,000)	(61,140,000)	(22,239,000)
Net cash provided by financing activities	92,341,000	60,107,000	13,264,000
Collateralized assets	$ 0